March 10, 2011




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Variable Account C (811-08052)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2010 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

	We incorporate by reference the following annual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds (Invesco Variable
				Insurance Funds)
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0000950123-11-018617
		Date of Filing:  02/25/2011

		Filer/Entity:  AMCAP Fund Inc.
		Registration No.:  811-01435
		CIK No.: 0000004405
		Accession No.:  0000051931-10-000689
		Date of Filing: 10/29/2010

		Filer/Entity:  American Balanced Fund
		Registration No.:  811-00066
		CIK No.: 0000004568
		Accession No.:  0000051931-11-000177
		Date of Filing:  02/28/2011

		Filer/Entity:  American High Income Trust
		Registration No.:  811-05364
		CIK No.: 0000823620
		Accession No.:  0000051931-10-000795
		Date of Filing: 11/30/2010

		Filer/Entity:  Capital World Bond Fund Inc.
		Registration No.:  811-05104
		CIK No.: 0000812303
		Accession No.:  0000051931-10-000800
		Date of Filing:  11/30/2010

		Filer/Entity:  EuroPacific Growth Fund
		Registration No.:  811-03734
		CIK No.: 0000719603
		Accession No.:  0000051931-10-000796
		Date of Filing:  11/30/2010

		Filer/Entity:  Investment Co. of America
		Registration No.:  811-00116
		CIK No.: 0000051931
		Accession No.:  0000051931-11-000180
		Date of Filing:  02/28/2011

		Filer/Entity:  Washington Mutual Investors Fund Inc.
		Registration No.:  811-00604
		CIK No.: 0000104865
		Accession No.:  0000104865-10-000046
		Date of Filing: 12/29/2010

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-11-001014
		Date of Filing:  02/23/2011

		Filer/Entity: American Century Variable Portfolios II Inc. Registration No.: 811-10155
		CIK No.:  0001124155
		Accession No.:  0001437749-11-001012
		Date of Filing:  02/23/2011

		Filer/Entity:  BlackRock Variable Series Funds, Inc.
		Registration No.:  811-03290
		CIK No.:  0000355916
		Accession No.:  0000950123-11-023096
		Date of Filing:  03/08/2011

		Filer/Entity:  Calvert Variable Products, Inc.
		Registration No.:  811-04000
		CIK No.:  0000743773
		Accession No.: 0000743773-11-000006
		Date of Filing: 03/09/2011

		Filer/Entity:  Calvert Variable Series, Inc.
		Registration No.:  811-03591
		CIK No.:  0000708950
		Accession No.: 0000708950-11-000006
		Date of Filing: 03/09/2011

		Filer/Entity: Columbia Funds Variable Insurance Trust Registration No.: 811-05199
		CIK No.:  0000815425
		Accession No.: 0001104659-11-010793
		Date of Filing: 02/28/2011

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-11-000001
		Date of Filing:  02/17/2011

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-11-000001
		Date of Filing:  02/16/2011

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-11-000001
		Date of Filing:  02/15/2011

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.: 0000813383-11-000004
		Date of Filing:   02/16/2011

		Filer/Entity:  DWS Investments VIT Funds
		Registration No.:  811-07507
		CIK No.:  0001006373
		Accession No.:  0000088053-11-000271
		Date of Filing:  02/24/2011

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-11-000272
		Date of Filing:    02/24/2011

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-11-000276
		Date of Filing: 02/24/2011

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-11-000389
		Date of Filing: 02/24/2011

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001193125-11-057252
		Date of Filing:  03/07/2011

		Filer/Entity:  Franklin Templeton Variable Insurance Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession Nos.:	  0001193125-11-054436
				  0001193125-11-054448
				  0001193125-11-054454
				  0001193125-11-054511
		Date of Filings: 03/03/2011

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001145443-11-000304
		Date of Filing:  03/07/2011

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-11-057436
		Date of Filing:  03/07/2011

		Filer/Entity:  Neuberger Berman Equity Funds
		Registration No:  811-00582
		CIK No.:  0000044402
		Accession No.:  0000898432-10-001407
		Date of Filing:  11/05/2010

		Filer/Entity: Neuberger Berman Advisers Management Trust Registration No: 811-04255
		CIK No.:  0000736913
		Accession No.:  0000894579-11-000117
		Date of Filing:  03/02/2011

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-11-000022
		Date of Filing:  03/01/2011

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001193125-11-053891
		Date of Filing:  03/03/2011

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.: 0000932471-11-001850
		Date of Filing:  03/01/2011

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000035348-11-000006
		Date of Filing: 02/25/2011

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000035348-11-000007
		Date of Filing: 02/25/2011

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.: 0000927384-11-000002
		Date of Filing: 02/22/2011

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000035348-11-000008
		Date of Filing:  02/25/2011
		Accession No.:  0000823535-11-000026
		Date of Filing:  03/03/2011

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.: 0001104659-11-010261
		Date of Filing: 02/25/2011

	If you have any questions regarding this filing, please contact me at
(425) 256-5026.

						Sincerely,


						/s/Jacqueline M. Veneziani
						--------------------------
						Jacqueline M. Veneziani
						Vice President and Associate
						General Counsel

Dear Valued Customer:

Enclosed are regulatory documents for your Symetra variable product(s) and/or the underlying investment portfolios within your Symetra contract(s).

Regulatory documents are also available online at www.symetra.com.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PST.

Sincerely,

/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company

RE: Have you changed your e-mail address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new regulatory document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new regulatory document is available for viewing.

To satisfy SEC requirements, we are enclosing the regulatory documents(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery. You can also view regulatory documents at www.symetra.com.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent regulatory mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PST.

Sincerely,
/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company

RE: Your Symetra Life Insurance Company Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the regulatory documents for your variable annuity and/or variable life product(s).

http://www.prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with quality products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PST. or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company


The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.